Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 850,020	$ 769,704	$ 684,485
Percentage by asset category	100.00%	100.00%
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 6,769	$ 7,046
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	843,251	762,658
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,221	$ 2,599
Percentage by asset category	0.00%	0.00%
Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,221	$ 2,599
US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 118,255	$ 154,798
Percentage by asset category	14.00%	20.00%
US Government Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 131	$ 39
US Government Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	118,124	154,759
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 323,253
Percentage by asset category	38.00%
Equity Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,839
Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	320,414
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 406,291
Percentage by asset category	48.00%
Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 1,578
Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	404,713
Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 214,369
Percentage by asset category		28.00%
Domestic Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 2,744
Domestic Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		211,625
Foreign Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 397,938
Percentage by asset category		52.00%
Foreign Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 1,664
Foreign Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		396,274
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 850,020	$ 769,704	$ 684,485
Percentage by asset category	100.00%	100.00%
Indianapolis Power And Light Company | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 6,769	$ 7,046
Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	843,251	762,658
Indianapolis Power And Light Company | Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,221	$ 2,599
Percentage by asset category	0.00%	0.00%
Indianapolis Power And Light Company | Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,221	$ 2,599
Indianapolis Power And Light Company | US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 118,255	$ 154,798
Percentage by asset category	14.00%	20.00%
Indianapolis Power And Light Company | US Government Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 131	$ 39
Indianapolis Power And Light Company | US Government Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	118,124	154,759
Indianapolis Power And Light Company | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 323,253
Percentage by asset category	38.00%
Indianapolis Power And Light Company | Equity Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,839
Indianapolis Power And Light Company | Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	320,414
Indianapolis Power And Light Company | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 406,291
Percentage by asset category	48.00%
Indianapolis Power And Light Company | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 1,578
Indianapolis Power And Light Company | Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 404,713
Indianapolis Power And Light Company | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 214,369
Percentage by asset category		28.00%
Indianapolis Power And Light Company | Domestic Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 2,744
Indianapolis Power And Light Company | Domestic Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		211,625
Indianapolis Power And Light Company | Foreign Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 397,938
Percentage by asset category		52.00%
Indianapolis Power And Light Company | Foreign Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 1,664
Indianapolis Power And Light Company | Foreign Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 396,274